Exhibit 99
Capital Auto Receivables Asset Trust 2007-3
November-2007
Distribution Date:                 12/17/2007

Original Inputs

Total Pool Balance	$1,199,925,797.78

Class A-1 Notes Balance	$212,000,000.00
Class A-1 Notes Rate	5.26395%

Class A-2a Notes Balance	$112,000,000.00
Class A-2a Notes Rate	5.110%

Class A-2b Notes Balance	$112,000,000.00
Class A-2b Notes Rate	One Month LIBOR+.25%

Class A-3a Notes Balance	$269,000,000.00
Class A-3a Notes Rate	5.020%

Class A-3b Notes Balance	$140,000,000.00
Class A-3b Notes Rate	One Month LIBOR+.30%

Class A-4 Notes Balance	$190,804,000.00
Class A-4 Notes Rate	5.210%

Class B Notes Balance	$35,622,000.00
Class B Notes Rate	5.840%

Class C Notes Balance	$16,442,000.00
Class C Notes Rate	6.350%

Class D Notes Balance	$5,480,000.00
Class D Notes Rate	8.000%

Overcollateralization	$2,740,482.63

Reserve Account Deposit	$5,480,442.41

Discount Rate	9.25%

Part I. Collections

Receipts During the Period	$34,513,298.95
Principal on Administrative Repurchases	675,899.74
Principal on Warranty Repurchases	—
Liquidation Proceeds (Recoveries)	358,487.48
Scheduled and Simple Payments Advanced	—
Schedule Principal Advanced	—

Total Collections For the Period	$35,547,686.17

Beginning Pool Aggregate Principal Balance	$1,139,660,327.98
Ending Pool Aggregate Principal Balance	$1,108,598,338.41

Scheduled Principal Collection	29,759,079.62

Beginning Aggregate Discounted Principal Balance	$1,044,268,330.93
Ending Aggregate Discounted Principal Balance	$1,017,326,011.25

Part II. Distributions to Noteholders and Certificateholders

Total Collections	$35,547,686.17
Plus: Reserve Account Draw	—
Plus: Net Amount due from Swap Counterparty	—
Less: Total Servicing Fee	949,716.94
Less: Net Amount due to Swap Counterparty	16,876.65
Less: Monthly Interest Due to Noteholders	4,581,292.22
Less: Principal Due to Noteholders	26,942,319.68
Less: Accumulation Account Deposit	—
Less: Reserve Account Deposit	—

Equals Reserve Fund Excess to be released to CARI	$3,057,480.68

Capital Auto Receivables Asset Trust 2007-3
November-2007
Distribution Date:                 12/17/2007

		Per $1000 of
		Original Principal
Class A-1 Notes Distributable Amount
Monthly Interest	$749,492.19	3.535341
Monthly Principal	26,942,319.68	127.086414

Distributable Amount	$27,691,811.87

Class A-2a Notes Distributable Amount
Monthly Interest	$476,933.33	4.258333
Monthly Principal	—	—

Distributable Amount	$476,933.33

Class A-2b Notes Distributable Amount
Monthly Interest	$488,009.39	4.357227
Monthly Principal	—	—

Distributable Amount	$488,009.39

Class A-3a Notes Distributable Amount
Monthly Interest	$1,125,316.67	4.183333
Monthly Principal	—	—

Distributable Amount	$1,125,316.67

Class A-3b Notes Distributable Amount
Monthly Interest	$616,233.96	4.401671
Monthly Principal	—	—

Distributable Amount	$616,233.96

Class A-4 Notes Distributable Amount
Monthly Interest	$828,407.37	4.341667
Monthly Principal	—	—

Distributable Amount	$828,407.37

Class B Notes Distributable Amount
Monthly Interest	$173,360.40	4.866667
Monthly Principal	—	—

Distributable Amount	$173,360.40

Class C Notes Distributable Amount
Monthly Interest	$87,005.58	5.291666
Monthly Principal	—	—

Distributable Amount	$87,005.58

Class D Notes Distributable Amount
Monthly Interest	$36,533.33	6.666666
Monthly Principal	—	—

Distributable Amount	$36,533.33

Total Servicing Fee	$949,716.94	0.791480

LIBOR Rate effective for current Distribution Period	4.65%

Capital Auto Receivables Asset Trust 2007-3
November-2007
Distribution Date:                 12/17/2007
Part III. Advances

Advance Account
Beginning Outstanding Unreimbursed Simple Interest Advances	$857,668.15
Simple Interest Advances	$428,628.86
Reimbursement of Previous Simple Interest Advances	—

Ending Outstanding Unreimbursed Simple Interest Advances	$1,286,297.01
If the full payment due is not received by the end of month in which it was due the servicer will advance the interest shortfall for receivables that are not in default. The servicer will be reimbursed for any interest advances from subsequent payments or collections relating to that receivable. At the time the servicer determines that advances will not be recoverable from payments on that receivable the servicer is entitled to recoup its advance from collections of other receivables.
Part IV. Balances & Principal Factors

	Beginning of Period	End of Period
Total Pool Balance	$1,139,660,327.98	$1,108,598,338.41
Total Pool Factor	0.9497757	0.9238891
Class A-1 Notes Balance	$160,179,848.30	$133,237,528.62
Class A-1 Notes Principal Factor	0.7555653	0.6284789
Class A-2a Notes Balance	$112,000,000.00	$112,000,000.00
Class A-2a Notes Principal Factor	1.0000000	1.0000000
Class A-2b Notes Balance	$112,000,000.00	$112,000,000.00
Class A-2b Notes Principal Factor	1.0000000	1.0000000
Class A-3a Notes Balance	$269,000,000.00	$269,000,000.00
Class A-3a Notes Principal Factor	1.0000000	1.0000000
Class A-3b Notes Balance	$140,000,000.00	$140,000,000.00
Class A-3b Notes Principal Factor	1.0000000	1.0000000
Class A-4 Notes Balance	$190,804,000.00	$190,804,000.00
Class A-4 Notes Principal Factor	1.0000000	1.0000000
Class B Notes Balance	$35,622,000.00	$35,622,000.00
Class B Notes Principal Factor	1.0000000	1.0000000
Class C Notes Balance	$16,442,000.00	$16,442,000.00
Class C Notes Principal Factor	1.0000000	1.0000000
Class D Notes Balance	$5,480,000.00	$5,480,000.00
Class D Notes Principal Factor	1.0000000	1.0000000

Pool Statistics	Inception	Beg of Period	End of Period
Number of Accounts	54,142	53,338	52,818
Weighted Average Coupon	5.56	5.58	5.58
Weighted Average Remaining Term	54.05	52.21	51.32
Weighted Average Age	4.86	6.69	7.56

Capital Auto Receivables Asset Trust 2007-3
November-2007
Distribution Date:                 12/17/2007
Part V. Reserve Account

Per $1000 of
Original Principal
Beginning Reserve Account Balance	$5,480,442.41
Draw for Servicing Fee	—	—
Draw for Class A-1 Notes Distributable Amount	—	—
Draw for Class A-2a Notes Distributable Amount	—	—
Draw for Class A-2b Notes Distributable Amount	—	—
Draw for Class A-3a Notes Distributable Amount	—	—
Draw for Class A-3b Notes Distributable Amount	—	—
Draw for Class A-4 Notes Distributable Amount	—	—
Draw for Class B Notes Distributable Amount	—	—
Draw for Class C Notes Distributable Amount	—	—
Draw for Class D Notes Distributable Amount	—	—
Additions to Reserve Account (for Accumulation Account)	—	—
Additions to Reserve Account	—	—
Releases from Reserve Account	—	—

Ending Reserve Account Balance	$5,480,442.41

Preceding Collection Period
Specified Reserve Account Balance	$5,480,442.41
Reserve Account Balance	$5,480,442.41
Current Collection Period
Specified Reserve Account Balance	$5,480,442.41
Reserve Account Balance	$5,480,442.41
Part VI. Carryover Shortfall

Per $1000 of
Original Principal
Noteholders’ Interest Carryover Shortfall	$—	—
Noteholders’ Principal Carryover Shortfall	$—	—
Certificateholders’ Interest Carryover Shortfall	$—	—
Certificateholders’ Principal Carryover Shortfall	$—	—
Part VII. Charge Off and Delinquency Rates

Charge Off Rate	Average Receivables	Credit Repurchases	Loss Rate
November	1,124,129,333.20	268,171.14	0.2863
October	1,156,989,010.05	64,025.97	0.0664
September	1,187,121,744.95	—	0.0000
Three Month Average Loss Rate			0.1176

	Original	Cumulative	Cumulative
	Receivable Balance	Net Charge-Offs	Loss Rate
Total Cumulative Charge Offs	$1,199,925,797.78	332,197.11	0.0003

Delinquency Rate	Total Accounts	Accounts over 60	% Delinquent
November	52.818	246	0.4658
October	53,338	191	0.3581
September	53,891	6	0.0111
Three Month Average Delinquency Rate			0.2783

Delinquency Stratification	Total Accounts	Total $
31 - 60 days	1,437	31,565,039.41
61 - 90 days	224	4,751,841.19
> 90 days	22	562,916.53
The information contained in this report is defined or determined in a manner consistent with the prospectus for Capital Auto Receivables Asset Trust 2007-3 related to delinquencies, charge-offs and uncollectible accounts.

Capital Auto Receivables Asset Trust 2007-3
November-2007
Distribution Date:                 12/17/2007
Part VIII. Prepayment Rate

Month	Prepayment Rate
%
1	0.36
2	1.15
3	0.87
Part IX. Early Amortization Events / Portfolio Performance Conditions/ Trigger Events
     Early Amortization Events

1)	Was the Reserve Account Balance less than the Specified Reserve Account Balance for Two Consecutive Months?	No

	2) Has an Event of Default occurred?	No

	3) Has a Servicer Default occurred?	No
This Servicer Certificate relates only to CARAT 2007-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-3 will perform in the future.